Offerings	Dec. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants included as part of the units
Amount Registered | shares	8,625,000
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	No fee pursuant to Rule 457(g).
(3)	Represents the additional number of Class A ordinary shares underlying the Share Rights subsequent to the change in Share Rights per Unit from 1/7 to 1/5, in addition to the 2,464,285 Class A ordinary shares underlying the Share Rights previously registered and paid for on September 19, 2025.
(4)	Represents 17,250,000 units, including 15,000,000 units to be issued in the offering and up to 2,250,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(5)	$26,409.75 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025, where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.
(6)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(7)	$3,772.82 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025 where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Warrants (as defined below) included as part of the units
Amount Registered | shares	8,625,000
Maximum Aggregate Offering Price	$ 99,187,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,697.79
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	No fee pursuant to Rule 457(g).
(3)	Represents the additional number of Class A ordinary shares underlying the Share Rights subsequent to the change in Share Rights per Unit from 1/7 to 1/5, in addition to the 2,464,285 Class A ordinary shares underlying the Share Rights previously registered and paid for on September 19, 2025.
(4)	Represents 17,250,000 units, including 15,000,000 units to be issued in the offering and up to 2,250,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(5)	$26,409.75 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025, where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.
(6)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(7)	$3,772.82 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025 where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Share Rights (as defined below) included as part of the units(3)
Amount Registered | shares	985,715
Maximum Aggregate Offering Price	$ 9,857,150
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,361.27
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	No fee pursuant to Rule 457(g).
(3)	Represents the additional number of Class A ordinary shares underlying the Share Rights subsequent to the change in Share Rights per Unit from 1/7 to 1/5, in addition to the 2,464,285 Class A ordinary shares underlying the Share Rights previously registered and paid for on September 19, 2025.
(4)	Represents 17,250,000 units, including 15,000,000 units to be issued in the offering and up to 2,250,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(5)	$26,409.75 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025, where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.
(6)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(7)	$3,772.82 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025 where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.

Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value
Amount Registered | shares	17,250,000
Maximum Aggregate Offering Price	$ 172,500,000
Amount of Registration Fee	$ 26,409.75
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	No fee pursuant to Rule 457(g).
(3)	Represents the additional number of Class A ordinary shares underlying the Share Rights subsequent to the change in Share Rights per Unit from 1/7 to 1/5, in addition to the 2,464,285 Class A ordinary shares underlying the Share Rights previously registered and paid for on September 19, 2025.
(4)	Represents 17,250,000 units, including 15,000,000 units to be issued in the offering and up to 2,250,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(5)	$26,409.75 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025, where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.
(6)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(7)	$3,772.82 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025 where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.

Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value included as part of the units(6)
Amount Registered | shares	17,250,000
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	No fee pursuant to Rule 457(g).
(3)	Represents the additional number of Class A ordinary shares underlying the Share Rights subsequent to the change in Share Rights per Unit from 1/7 to 1/5, in addition to the 2,464,285 Class A ordinary shares underlying the Share Rights previously registered and paid for on September 19, 2025.
(4)	Represents 17,250,000 units, including 15,000,000 units to be issued in the offering and up to 2,250,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(5)	$26,409.75 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025, where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.
(6)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(7)	$3,772.82 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025 where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.

Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Share Rights included as part of the units(6)
Amount Registered | shares	17,250,000
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	No fee pursuant to Rule 457(g).
(3)	Represents the additional number of Class A ordinary shares underlying the Share Rights subsequent to the change in Share Rights per Unit from 1/7 to 1/5, in addition to the 2,464,285 Class A ordinary shares underlying the Share Rights previously registered and paid for on September 19, 2025.
(4)	Represents 17,250,000 units, including 15,000,000 units to be issued in the offering and up to 2,250,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(5)	$26,409.75 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025, where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.
(6)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(7)	$3,772.82 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025 where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.

Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Share Rights included as part of the units
Amount Registered | shares	2,464,285
Maximum Aggregate Offering Price	$ 24,642,850
Amount of Registration Fee	$ 3,772.82
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	No fee pursuant to Rule 457(g).
(3)	Represents the additional number of Class A ordinary shares underlying the Share Rights subsequent to the change in Share Rights per Unit from 1/7 to 1/5, in addition to the 2,464,285 Class A ordinary shares underlying the Share Rights previously registered and paid for on September 19, 2025.
(4)	Represents 17,250,000 units, including 15,000,000 units to be issued in the offering and up to 2,250,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(5)	$26,409.75 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025, where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.
(6)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(7)	$3,772.82 of such amount has been previously paid in connection with the prior filing on Form S-1 on September 19, 2025 where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) 2,464,285 Class A ordinary shares underlying the Previous Share Rights included as part of the units.